Oct. 01, 2021
SUPPLEMENT DATED OCTOBER 1, 2021 TO
THE PROSPECTUS DATED FEBRUARY 1, 2021, as supplemented,
OF VANECK ETF TRUST

This Supplement updates certain information contained in the above-dated Prospectus for VanEck® ETF Trust (the “Trust”) regarding VanEck Biotech ETF, VanEck Pharmaceutical ETF, VanEck Retail ETF, and VanEck Semiconductor ETF (each, a "Fund," and together, the “Funds”), each a series of the Trust. You may obtain copies of each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

At a meeting held on September 14, 2021, the Board of Trustees (the “Board”) of the Trust, including all of the Trustees that are not interested persons of the Trust, unanimously approved Van Eck Associates Corporation’s, the investment adviser to the Funds (the “Adviser”), proposal to amend the Investment Management Agreement between the Adviser and the Trust for each Fund to convert each Fund’s management fee (the “Management Fee”) to a unitary fee structure pursuant to which the Adviser would agree to pay all of the expenses of each Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

Accordingly, effective on October 1, 2021, the Funds' Prospectus is supplemented as follows:
The "Annual Fund Operating Expenses" table (including the related footnotes) and the second paragraph and table under the "Expense Example" section as included under each Fund's "Summary Information" section of the Prospectus are hereby deleted and replaced with the following:
Please retain this supplement for future reference.
VanEck Biotech ETF
VANECK BIOTECH ETF
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Other Expenses(a)(b)	0.00%
Total Annual Fund Operating Expenses(a)	0.35%

Expense Example
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$36
3	$113
5	$197
10	$443

VanEck Pharmaceutical ETF
VANECK PHARMACEUTICAL ETF
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Other Expenses(a)(b)	0.00%
Total Annual Fund Operating Expenses(a)	0.35%

Expense Example
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$36
3	$113
5	$197
10	$443

VanEck Retail ETF
VANECK RETAIL ETF
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Other Expenses(a)(b)	0.00%
Total Annual Fund Operating Expenses(a)	0.35%

Expense Example
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$36
3	$113
5	$197
10	$443

VanEck Semiconductor ETF
VANECK SEMICONDUCTOR ETF
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Other Expenses(a)(b)	0.00%
Total Annual Fund Operating Expenses(a)	0.35%

Expense Example
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$36
3	$113
5	$197
10	$443